Form N-CSR Cover	6 Months Ended
Feb. 28, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report